Deferred revenue and income (Tables)	11 Months Ended
Dec. 31, 2019
Accruals and deferred income [abstract]
Detailed disclosure about deferred income

	December 31, 2019	January 31, 2019
	£000	£000
Due within one year
Deferred revenue	499	499
Deferred other operating income	637	2,875
	1,136	3,374
Due more than one year
Deferred revenue	374	831
	374	831

Total deferred revenue	873	1,330
Total deferred other operating income	637	2,875